Related Party Transactions - Income (Expenses) with Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Net expenses	$ (13)	$ (17)	$ (31)	$ (34)
Luna Pool Agency Limited
Related Party Transaction [Line Items]
Net expenses	(1)	(1)	(6)	(3)
Ultranav Business Support ApS
Related Party Transaction [Line Items]
Net expenses	$ (12)	$ (16)	$ (25)	$ (31)